Basis of Presentation and Our Divisions (Schedule of Quarterly Reporting) (Details)	3 Months Ended			4 Months Ended
	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Dec. 27, 2014
U.S. and Canada
Segment Reporting Information [Line Items]
Quarterly reporting calendar, period	P12W	P12W	P12W	P16W
International Divisions
Segment Reporting Information [Line Items]
Quarterly reporting calendar, period	June, July and August	March, April and May	January, February	September, October, November and December